Offerings - Offering: 1	Sep. 30, 2026 USD ($)
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	common stock, $0.001 par value
Amount Registered	13,052,103
Proposed Maximum Offering Price per Unit	12
Maximum Aggregate Offering Price	$ 156,625,236
Fee Rate	0.01381%
Amount of Registration Fee	$ 21,629.95
Offering Note
(1)	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act of 1933, as amended (the “Securities Act”).

Pursuant to Rule 416 under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.